Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Borrowings.
Schedule of Total borrowings

	2024	2023
	€m	€m
Non-current borrowings
Bonds	39,451	39,512
Bank loans	402	487
Lease liabilities (note 20)	7,416	10,318
Other borrowings[1]	1,059	1,352
	48,328	51,669
Current borrowings
Bonds	1,292	4,604
Bank loans	365	308
Lease liabilities (note 20)	2,256	3,046
Collateral liabilities	2,628	4,886
Bank borrowings secured against Indian assets	1,720	1,485
Other borrowings[1]	398	392
	8,659	14,721
Borrowings	56,987	66,390

Note:

1	Includes €862 million (2023: €1,140 million) and €158 million (2023: €196 million) of licence and spectrum fees payable in non-current and current borrowings respectively.